Share Capital - Additional Information - PELP (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Shareholders Equity [Line Items]
Percentage of restricted performance-based shares that did not become unrestricted as part of IPO		40.00%
Percentage of total shares under PELP that did not Become unrestricted as part of IPO		24.00%
PELP Expense	$ 0	$ 590
First Installment		1,209
Second Installment		834
Shares subject to Compensatory benefit		541,975
Total benefit		339
Accrued interest reversed		44
Employee loans written off		286
Total loans and accrued interest outstanding at end of period	277	880
Impact on share capital due to loan activity	603	1,160
Loan principal and interest repayments	559	846
Foreign exchange adjustments	44	28
Shares repurchased by subsidiary	0	297,500
Reduction in share capital due to share repurchase	0	480
Stock based compensation related to repurchased of shares	0	53
Shares transferred to employees to settle vested RSUs	0	25,298
Increase in Share Capital as a result of transferred shares		218
Reclass of additional paid in capital to share capital as a result of issued shares		148
Shares transferred by subsidiary to parent and cancelled	0	80,000
Reduction in share capital due to cancelled shares	0	164
Selling, Marketing and Administration Expense and Research and Development Expense [Member]
Shareholders Equity [Line Items]
Second Installment	$ 626